Segmented information (Tables)	12 Months Ended
Aug. 31, 2025
Segmented Information
Schedule of revenue

	For the year ended August 31,
Revenue	2025	2024
Tanzania	$57,613	$41,158
Total revenue	$57,613	$41,158

Schedule of non-current assets

Non-current assets	August 31, 2025	August 31, 2024
Canada	$12	$36
Tanzania	91,397	81,040
Total non-current assets	$91,409	$81,076